Principal Accounting Policies (Other Long-term Assets) (Narrative) (Details) (CNY)	Dec. 31, 2014	Dec. 31, 2013
PRINCIPAL ACCOUNTING POLICIES [Abstract]
Prepayments in respect of upfront licensing fees	108,900,000	115,800,000
Receivables from independent online game companies	23,500,000	23,900,000
Long-term prepaid service fees	59,800,000	0